Note 27 - Investments in Associates and Joint Ventures - Carrying Amounts (Details) - USD ($)			5 Months Ended	12 Months Ended
		Aug. 01, 2017	Dec. 31, 2017	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Investment				$ 35,060,000
Investment				76,300,000		$ 35,060,000
Unrecognized intangible assets				532,385,000		537,022,000
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Investment				4,330,000		4,406,000
Investment during the year				7,131,000
FX adjustment
Share of net income (loss)				(2,938,000)		(76,000)
Share of other comprehensive income
Investment			$ 4,406,000			$ 4,330,000	$ 4,406,000
Groups share in %				13.10%	[1]	19.90%	19.90%	[2]
Groups share in equity				$ (2,145,000)		$ (652,000)
Unrecognized intangible assets
Equity method adjustments				(759,000)		4,982,000
Change in fair value of preferred shares (1)	[3]			33,900,000
Other adjustments				673,000
Investment				43,096,000
Fair value of preferred shares (1)	[3]			$ 46,000,000
Opay Digital Services Limited [member] | Weighted average [member]
Statement Line Items [Line Items]
Groups share in %				13.10%
StarMaker Inc. [member]
Statement Line Items [Line Items]
Investment				$ 30,000,000
Investment during the year						30,000,000
FX adjustment
Share of net income (loss)
Share of other comprehensive income
Investment						$ 30,000,000
Groups share in %	[2]			19.35%		19.35%
Change in fair value of preferred shares (1)	[3]			$ 4,000,000
Other adjustments
Investment				34,000,000
Fair value of preferred shares (1)	[3]			34,000,000
nHorizon [member]
Statement Line Items [Line Items]
Investment				443,000		$ 1,110,000
Investment during the year
FX adjustment				3,000		(69,000)
Share of net income (loss)				518,000		(598,000)
Share of other comprehensive income
Investment			1,110,000			$ 443,000	$ 1,110,000
Groups share in %				29.09%		29.09%	29.09%
Groups share in equity				$ 886,000		$ 448,000
Unrecognized intangible assets
Equity method adjustments				77,000		(5,000)
Change in fair value of preferred shares (1)	[3]
Other adjustments
Investment				963,000
Fair value of preferred shares (1)	[3]
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Investment				289,000
Investment during the year				366,000		2,567,000
FX adjustment
Share of net income (loss)				(2,572,000)		(2,372,000)
Share of other comprehensive income						94,000
Investment						$ 289,000
Groups share in %		50.10%	50.10%	50.10%		50.10%
Groups share in equity				$ (6,424,000)		$ (3,673,000)
Unrecognized intangible assets				566,000		1,492,000
Equity method adjustments				4,097,000		$ 2,469,000
Change in fair value of preferred shares (1)	[3]
Other adjustments				157,000
Investment				(1,760,000)
Fair value of preferred shares (1)	[3]

[1]	Reflects the total ownership interest in OPay as of December 31, 2019, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The ownership interest reduced during 2019. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[2]	Period from November 1 to December 31, 2017.
[3]	The carrying amount of the preferred shares form part of the net investment in the associates.